Performance Management - FPA Queens Road Value ETF	Feb. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund will acquire the assets and liabilities of the FPA Queens Road Value Fund (the "Predecessor Fund"), a series of Investment Managers Series Trust III, through the reorganization of the Predecessor Fund into the Fund (the "Reorganization"). As a result of the Reorganization, the Fund will be the accounting and performance successor of the Predecessor Fund.

The returns presented for the periods prior to July 28, 2023, reflect the performance of the FPA Queens Road Value Fund (the "Value Fund"), which was a series of Bragg Capital Trust and reorganized into the Predecessor Fund on July 28, 2023. As a result of this reorganization, the Predecessor Fund adopted the accounting and performance history of the Value Fund.

Performance results shown in the bar chart and the performance table below for periods prior to the Reorganization reflect the performance of the Predecessor Fund and the Value Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market. The chart and table reflect the reinvestment of dividends and distributions. In addition, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated monthly performance information, please visit the Fund's website at https://fpav/fpa.com or call (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	In addition, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Calendar Quarter Return at NAV 15.04% (Quarter ended 12/31/2022) Lowest Calendar Quarter Return at NAV (20.97)% (Quarter ended 03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.04%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(20.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	6.05%	11.26%	11.39%
Return After Taxes on Distributions[1]	5.36%	9.84%	10.02%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.08%	8.72%	9.07%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Value Index	13.19%	12.96%	11.73%

1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	https://fpav/fpa.com
Performance Availability Phone [Text]	(800) 982-4372